Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

Note 6 – INVENTORIES

As of December 31, 2022 and 2021, inventories consisted of the following:

	December 31, 2022	December 31, 2021
Raw materials	$27,069	$39,884
Work in process		8,665
Finished goods	43,707	83,173
Total	70,776	131,722
Inventory write-down	(69,789)	(80,299)
Translation adjustments
Inventories, net	$987	$51,423

The Company recorded write-down of potentially obsolete or slow-moving inventories of $226, $216,325 and $42,241 for the years ended December 31, 2022, 2021 and 2020, respectively.